GOLDMAN SACHS TRUST

Goldman Sachs International Equity Funds

Class A Shares, Class B Shares, Class C Shares,
Institutional Shares and Service Shares of
Goldman Sachs Concentrated International Equity Fund
Goldman Sachs Japanese Equity Fund
Goldman Sachs International Small Cap Fund
Goldman Sachs Emerging Markets Equity Fund
Goldman Sachs Asia Equity Fund
Goldman Sachs BRIC Fund (Brazil, Russia, India, China)
Goldman Sachs Concentrated Emerging Markets Equity Fund

Supplement dated May 1, 2008 to the

Prospectuses dated December 28, 2007

The following replaces the “Service Providers — Fund Managers” section of the Class A, B and C Shares and Institutional Shares International Equity Funds’ Prospectuses in its entirety:

______________________________________________________________________________________________________________

FUND MANAGERS

Global Equity Portfolio Management Team

■	Investment research based in United Kingdom, Hong Kong, United States, India, China, Korea, Japan and Singapore. Local presence is a key to the Investment Adviser’s fundamental research capabilities
■	The Global Equity Portfolio Management Team manages over $21 billion in international equities for retail, institutional and high net worth clients
■	Focus on bottom-up stock selection as main driver of returns, though the team leverages the currency and risk management capabilities of GSAMI

Years
Primarily
Name and Title	Fund Responsibility	Responsible	Five Year Employment History

Eileen Rominger Managing Director Co-Chief Investment Officer, Global Equity Co-Chief Investment Officer, Value Equity	Portfolio Manager— Concentrated International Equity Concentrated Emerging Markets Equity Japanese Equity Emerging Markets Equity Asia Equity BRIC International Small Cap	Since 2008 2008 2008 2008 2008 2008 2008	Ms. Rominger joined the Investment Adviser as a portfolio manager and Chief Investment Officer of the Value team in August 1999. Ms. Rominger became Co- Chief Investment Officer of Global Equity in 2008. From 1981 to 1999, she worked at Oppenheimer Capital, most recently as a senior portfolio manager.

SERVICE PROVIDERS

Years
Primarily
Name and Title	Fund Responsibility	Responsible	Five Year Employment History

Mark Beveridge, CFA Managing Director, Co-Chief Investment Officer, Global Equity	Portfolio Manager— Concentrated International Equity Concentrated Emerging Markets Equity Japanese Equity Emerging Markets Equity Asia Equity BRIC International Small Cap	Since 2004 2007 2007 2007 2007 2007 2008	Mr. Beveridge joined the Investment Adviser in December 2004 as Chief Investment Officer of the Global Equity business which encompasses the Global/International, UK/European, Asia ex Japan and Japan strategies. Prior to joining the Investment Adviser, he spent 19 years at Franklin Templeton, where he was Executive Vice President and Senior Portfolio Manager responsible for ex-US portfolios.

William Howard, CFA Managing Director, Head of Asia ex-Japan Equity	Portfolio Manager— Concentrated International Equity Asia Equity	Since 2005 2007	Mr. Howard joined the Investment Adviser in January 2005 as a portfolio manager. From 1993 to 2004 he was a Portfolio Manager at Franklin Templeton responsible for ex-US portfolios.

Maria Gordon, CFA Managing Director, Head of Global Emerging Markets	Portfolio Manager— Emerging Markets Equity BRIC Concentrated International Equity Concentrated Emerging Markets Equity	Since 2001 2006 2007 2007	Ms. Gordon joined the Investment Adviser as a research analyst for the emerging markets equities team in September 1998. She was named a portfolio manager in November 2001 and became the Co-Head of Global Emerging Markets Equities Strategy in March 2003.

Edward Perkin, CFA Vice President Head of European Equity	Portfolio Manager— Concentrated International Equity	Since 2008	Mr. Perkin joined the Investment Adviser as a research analyst in 2002 and became a portfolio manager in July 2004. He became Head of the European Equity Team in 2008. From August 2000 to May 2002, he gained investment research experience at Gabelli Investment Asset Management and Fidelity Advisors while attending business school. From August 1997 to May 2000, he was a senior research analyst at FiServe.

Richard Flax, CFA Executive Director	Portfolio Manager— BRIC Emerging Markets Equity Concentrated Emerging Markets Equity	Since 2006 2001 2007	Mr. Flax also covers Latin American and EMEA consumer stocks for the Global Emerging Markets Equity team. He joined GSAM’s Global Emerging Markets Equity team in 2001. Prior to that he worked at Fleming Investment Management as an emerging market debt analyst.

Years
Primarily
Name and Title	Fund Responsibility	Responsible	Five Year Employment History

David Townshend Managing Director, Head of Japan Equity	Portfolio Manager— Japanese Equity	Since 2005	Mr. Townshend joined the Investment Adviser in 2001 as co-Head of the Investment Adviser’s UK/European Financials team. He joined GSAM in 2001 after nine years of experience on Goldman, Sachs & Co.’s European Banks team, which he joined in 1992. He was named the Head of Japan Equity in 2005.

Hiroyuki Ito, CMA Vice President	Portfolio Manager— Japanese Equity	Since 2005	Mr. Ito joined the Investment Adviser in 2005 as portfolio manager on the Japan Active Equity team. Prior to joining GSAM, he worked as Chief Portfolio Manager in DLIBJ Asset Management, a member of Mizuho Financial Group.

Mark Beveridge and Eileen Rominger serve as Co-Chief Investment Officers (“Co-CIOs”) of GSAM’s Global Equity team, and Mr. Beveridge serves as CIO of GSAMI’s Global/ EAFE strategies. As Co-CIOs, Mr. Beveridge and Ms. Rominger are ultimately responsible for the composition of a Fund’s structure at both the stock and industry level. Along with the other portfolio managers on the team, Mr. Beveridge also has specific industry research responsibilities. Each portfolio manager is responsible for liaising with research analysts around the world, promoting his or her stock selection ideas to the other members of the team and debating their inclusion in the portfolio.

For information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds, see the SAI.

SERVICE PROVIDERS

The following replaces the “Service Providers — Fund Managers” section of the Service Shares International Equity Funds’ Prospectus in its entirety:

______________________________________________________________________________________________________________

FUND MANAGERS

Global Equity Portfolio Management Team

■	Investment research based in United Kingdom, Hong Kong, United States, India, China, Korea, Japan and Singapore. Local presence is a key to the Investment Adviser’s fundamental research capabilities
■	The Global Equity Portfolio Management Team manages over $21 billion in international equities for retail, institutional and high net worth clients
■	Focus on bottom-up stock selection as main driver of returns, though the team leverages the currency and risk management capabilities of GSAMI

Years
Primarily
Name and Title	Fund Responsibility	Responsible	Five Year Employment History

Eileen Rominger Managing Director Co-Chief Investment Officer, Global Equity Co-Chief Investment Officer, Value Equity	Portfolio Manager— Concentrated International Equity Japanese Equity Emerging Markets Equity International Small Cap	Since 2008 2008 2008 2008	Ms. Rominger joined the Investment Adviser as a portfolio manager and Chief Investment Officer of the Value team in August 1999. Ms. Rominger became Co- Chief Investment Officer of Global Equity in 2008. From 1981 to 1999, she worked at Oppenheimer Capital, most recently as a senior portfolio manager.

Mark Beveridge, CFA Co-Managing Director, Chief Investment Officer, Global Equity	Portfolio Manager— Concentrated International Equity Japanese Equity Emerging Markets Equity International Small Cap	Since 2004 2007 2007 2008	Mr. Beveridge joined the Investment Adviser in December 2004 as Chief Investment Officer of the Global Equity business which encompasses the Global/ International, UK/European, Asia ex Japan and Japan strategies. Prior to joining the Investment Adviser, he spent 19 years at Franklin Templeton, where he was Executive Vice President and Senior Portfolio Manager responsible for ex-US portfolios.

Years
Primarily
Name and Title	Fund Responsibility	Responsible	Five Year Employment History

William Howard, CFA Managing Director, Head of Asia ex-Japan Equity	Portfolio Manager— Concentrated International Equity	Since 2005	Mr. Howard joined the Investment Adviser in January 2005 as a portfolio manager. He is also Director of Research for Global Active Equity. From 1993 to 2004 he was a Portfolio Manager at Franklin Templeton responsible for ex-US portfolios.

Maria Gordon, CFA Managing Director, Head of Global Emerging Markets	Portfolio Manager— Emerging Markets Equity Concentrated International Equity	Since 2001 2007	Ms. Gordon joined the Investment Adviser as a research analyst for the emerging markets equities team in September 1998. She was named a portfolio manager in November 2001 and became the Co-Head of Global Emerging Markets Equities Strategy in March 2003.

Edward Perkin, CFA Vice President Head of European Equity	Portfolio Manager— Concentrated International Equity	Since 2008	Mr. Perkin joined the Investment Adviser as a research analyst in 2002 and became a portfolio manager in July 2004. He became Head of the European Equity Team in 2008. From August 2000 to May 2002, he gained investment research experience at Gabelli Investment Asset Management and Fidelity Advisors while attending business school. From August 1997 to May 2000, he was a senior research analyst at FiServe.

Richard Flax, CFA Executive Director	Portfolio Manager— Emerging Markets Equity	Since 2001	Mr. Flax also covers Latin American and EMEA consumer stocks for the Global Emerging Markets Equity team. He joined GSAM’s Global Emerging Markets Equity team in 2001. Prior to that he worked at Fleming Investment Management as an emerging market debt analyst.

David Townshend Managing Director, Head of Japan Equity	Portfolio Manager— Japanese Equity	Since 2005	Mr. Townshend joined the Investment Adviser in 2001 as co-Head of the Investment Adviser’s UK/European Financials team. He joined GSAM in 2001 after nine years of experience on Goldman, Sachs & Co.’s European Banks team, which he joined in 1992. He was named became the Head of Japan Equity in 2005.

SERVICE PROVIDERS

Years
Primarily
Name and Title	Fund Responsibility	Responsible	Five Year Employment History

Hiroyuki Ito, CMA Vice President	Portfolio Manager— Japanese Equity	Since 2005	Mr. Ito joined the Investment Adviser in 2005 as portfolio manager on the Japan Active Equity team. Prior to joining GSAM, he worked as Chief Portfolio Manager in DLIBJ Asset Management, a member of Mizuho Financial Group.

Mark Beveridge and Eileen Rominger serve as Co-Chief Investment Officers (“Co-CIOs”) of GSAM’s Global Equity team, and Mr. Beveridge serves as CIO of GSAMI’s Global/ EAFE strategies. As Co-CIOs, Mr. Beveridge and Ms. Rominger are ultimately responsible for the composition of a Fund’s structure at both the stock and industry level. Along with the other portfolio managers on the team, Mr. Beveridge also has specific industry research responsibilities. Each portfolio manager is responsible for liaising with research analysts around the world, promoting his or her stock selection ideas to the other members of the team and debating their inclusion in the portfolio.

For information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds, see the SAI.

The following is inserted as the final bullet under “HOW TO SELL SHARES — What Do I Need To Know About the Redemption Fee?” in the Shareholder Guide of each Prospectus:

■	Redemptions or exchanges of Fund shares held through an employee benefit plan using the Fund as part of a qualified default investment alternative or “QDIA.”

In addition, the following is inserted into the Class A, B and C Shares Prospectus under “COMMON QUESTIONS APPLICABLE TO THE PURCHASE AND SALE OF CLASS A, B AND C SHARES — In What Situations May the CDSC On Class A, B Or C Shares Be Waived Or Reduced?” in the Shareholder Guide below the eighth bullet:

■	Redemptions or exchanges of Fund shares held through an employee benefit plan using the Fund as part of a qualified default investment alternative or “QDIA;”

The following replaces: (i) the final two paragraphs of the section “HOW TO BUY SHARES — What Should I Know When I Purchase Shares Through An Authorized Dealer?” in the Shareholder Guide of the Class A, B and C Shares Prospectus, (ii) the second and third paragraphs of the section “HOW TO BUY SHARES — How Do I Purchase Shares Through A Financial Institution?” in the Shareholder Guide of the Institutional Shares Prospectus, and (iii) the fifth and sixth paragraphs of the section “HOW TO BUY SHARES — What Do I Need To Know About Service Organizations?” in the Shareholder Guide of the Services Shares Prospectus:

The Investment Adviser, Distributor and/or their affiliates may make payments or provide services to Authorized Dealers, Service Organizations and other financial intermediaries (“Intermediaries”) from time to time to promote the sale, distribution and/or servicing of shares of the Funds and other Goldman Sachs Funds. These payments are made out of the Investment Adviser’s, Distributor’s and/or their affiliates’ own assets, and are not an additional charge to the Funds. The payments are in addition to the distribution and service fees and sales charges described in this Prospectus. Such payments are intended to compensate Intermediaries for, among other things: marketing shares of the Funds and other Goldman Sachs Funds, which may consist of payments relating to Funds included on preferred or recommended fund lists or in certain sales programs from time to time sponsored by the Intermediaries; access to the Intermediaries’ registered representatives or salespersons, including at conferences and other meetings; assistance in training and education of personnel; marketing support; and/or other specified services intended to assist in the distribution and marketing of the Funds and other Goldman Sachs Funds. The payments may also, to the extent permitted by applicable regulations, contribute to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions. The payments by the Investment Adviser, Distributor and/or their affiliates, which are in addition to the fees paid for these services by the Funds, may also compensate Intermediaries for subaccounting, sub-transfer agency, administrative and/or shareholder processing services. These payments may exceed amounts earned on these assets by the Investment Adviser, Distributor and/or their affiliates for the performance of these or similar services. The amount of these additional payments is normally not expected to exceed 0.50% (annualized) of the amount sold or invested through the Intermediaries. In addition, certain Intermediaries may have access to certain

SERVICE PROVIDERS

services from the Investment Adviser, Distributor and/or their affiliates, including research reports and economic analysis, and portfolio analysis tools. In certain cases, the Intermediary may not pay for these services. Please refer to the “Payments to Intermediaries” section of the SAI for more information about these payments and services.

The payments made by the Investment Adviser, Distributor and/or their affiliates and the services received by an Intermediary may be different for different Intermediaries. The presence of these payments, receipt of these services and the basis on which an Intermediary compensates its registered representatives or salespersons may create an incentive for a particular Intermediary, registered representative or salesperson to highlight, feature or recommend Funds based, at least in part, on the level of compensation paid. You should contact your Authorized Dealer, Service Organization or Intermediary for more information about the payments it receives and any potential conflicts of interest.

This Supplement should be retained with your Prospectus for future reference.

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